STATEMENT OF ADDITIONAL INFORMATION

                             CASH RESERVE FUND, INC.

   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE APPROPRIATE CLASS OF SHARES.
    THE AUDITED FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND
  EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF EACH PROSPECTUS AND EACH ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER, SHAREHOLDER SERVICING
    AGENT, OR BY WRITING OR CALLING THE FUND AT PO Box 219210, Kansas City,
                           MO 64121, (800) 621-1048.

             Statement of Additional Information dated July 31, 2003,
                           as revised January 23, 2004

                Relating to Prospectuses dated July 31, 2003 for:

                             Cash Reserve Fund, Inc.

                               Cash Reserve Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                              Institutional Shares
               (Prime Series, Treasury Series and Tax-Free Series)

                        Quality Cash Reserve Prime Shares
                                       and

                            Cash Reserve Prime Shares
               (Formerly Flag Investors Cash Reserve Prime Shares)
                            (Class A, B and C Shares)



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                                TABLE OF CONTENTS
                                                                            Page

Introduction ..................................................................1
The Fund and Its Shares .......................................................1
Investment Program ............................................................2
Investment Restrictions .......................................................6
Purchases and Redemptions of Shares ...........................................7
Dividends ....................................................................14
Taxes ........................................................................14
Management of the Fund .......................................................17
Information Concerning Directors and Officers.................................17
The Investment Advisor .......................................................23
Distributor ..................................................................26
Portfolio Transactions .......................................................30
Semi-Annual and Annual Reports ...............................................32
Independent Accountants ......................................................32
Legal Counsel ................................................................32
Transfer Agent ...............................................................32
Custodian ....................................................................32
Accounting Services ..........................................................32
Principal Holders of Securities ..............................................33
Current Yield ................................................................35
Financial Statements .........................................................35
Additional Information .......................................................36
Appendix A ..................................................................A-1




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                                  INTRODUCTION

          Cash Reserve Fund, Inc. (the `Fund') is a mutual fund. Prior to July 31, 2003, The Fund was known as the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.; prior to April 5, 2002 the Fund was known as Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. The rules and regulations of the Securities and Exchange Commission (the `SEC') require all mutual funds to furnish prospective investors certain information concerning the activities of the company being considered for investment. There are four separate Prospectuses for the Fund's shares. These Prospectuses may be obtained without charge from your Participating Dealer or Shareholder Servicing Agent or by writing to the Fund, PO Box 219210, Kansas City, MO 64121. Investors may also call (800) 621-1048. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Unless otherwise noted, the term `Prospectus' as used herein refers to the Prospectus for each class of the Fund's shares. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                             THE FUND AND ITS SHARES

         The Fund is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the `1940 Act'), and its shares are registered under the Securities Act of 1933 (the `1933 Act'). The Fund was organized as a corporation under the laws of the State of Maryland on November 19, 1980, reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and, following certain changes in Maryland law, reorganized as a Maryland corporation effective April 5, 1990.

         The Fund offers three series of shares (each such series is referred to herein as a `Series' and collectively as the `Series'):

         o  Prime Series

         o  Treasury Series

         o  Tax-Free Series

         There are currently six classes of the Prime Series, designated as the Cash Reserve Prime Shares (formerly Deutsche Bank Cash Reserve Prime Shares), the Scudder Cash Reserve Prime Class A Shares (formerly, Cash Reserve Prime Class A Shares), the Scudder Cash Reserve Prime Class B Shares (formerly, Cash Reserve Prime Class B Shares), the Scudder Cash Reserve Prime Class C Shares (formerly, Cash Reserve Prime Class C Shares), the Cash Reserve Prime Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Prime Institutional Shares) and the Quality Cash Reserve Prime Shares. Prior to April 9, 2001 the Cash Reserve Prime Class A, B and C Shares were known as the Flag Investors Cash Reserve Prime Class A, B and C Shares. As of August 19, 2002, the Fund became part of the Scudder family of funds, and the Fund's Prime Series Class A, B and C Shares were renamed the `Scudder Cash Reserve Prime Series Class A, B and C Shares.' In connection with this change, the Fund's Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers Class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. As a result, shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends. There are currently two classes of the Treasury Series, designated as the Cash Reserve Treasury Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Treasury Shares) and the Cash Reserve Treasury Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Treasury Institutional Shares). There are currently two classes of the Tax-Free Series, designated as the Cash Reserve Tax-Free Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares) and the Cash Reserve Tax-Free Institutional Shares (formerly, Deutsche Bank Alex. Brown Cash Reserve Tax-Free Institutional Shares). On May 7, 2001, Deutsche Asset Management changed the name of its `Flag Investors' family of mutual funds to `Deutsche Asset Management.' As a result, certain classes of the Fund have changed their names. This change resulted in modifications to the presentation of prospectuses, periodic reports and other publications on behalf of certain classes of the Fund.

         The term `majority of the outstanding shares' of either the Fund or a particular Series or class as used in this Statement of Additional Information means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund or such Series or class present or represented by proxy at a meeting, if the holders of more than 50% of the outstanding shares of the Fund or such Series or class are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund or such Series or class.

         Shareholders do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all classes voting together for the election of directors may elect all of the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund.

         The Board of Directors may classify or reclassify any unissued shares of any class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

         The Fund's Articles of Incorporation authorize the issuance of shares, each with a par value of $.001. The Board of Directors may increase or (within limits) decrease the number of authorized shares without shareholder approval. A share of a Series represents an equal proportionate interest in such Series with each other share of that Series and is entitled to a proportionate interest in the dividends and distributions from that Series except to the extent such dividends and distributions may be affected by differences in the expenses allocated to a particular class.

         The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of that Series. The underlying assets of each Series are segregated and are charged with the expenses attributable to that Series and with a share of the general expenses of the Fund as described below under `Expenses.' While the expenses of the Fund are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series. In addition, expenses of a Series that are attributable to a particular class of shares offered by that Series are allocated to that class. See `Expenses.'

         The Fund's charter provides that the directors and officers of the Fund will not be liable to the Fund or its shareholders for any action taken by such director or officer while acting in his or her capacity as such, except for any liability to which the director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's charter provides for indemnification by the Fund of the directors and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Fund's charter also authorizes the purchase of liability insurance on behalf of the directors and officers.

         The Fund will not normally hold annual shareholders' meetings. Directors may be removed from office by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Fund. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a director, the Fund will undertake to provide a list of shareholders or to disseminate appropriate materials.

         Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the directors shall continue to hold office and may appoint their successors.

                               INVESTMENT PROGRAM

         Each Series' 80% investment policy may be changed by the Board of Directors upon 60 days' written notice to shareholders.

Treasury Series

         The Treasury Series may invest in securities issued or guaranteed by the U.S. Government including U.S. Treasury securities such as bills, notes, bonds and other obligations. The Treasury Series may also invest, to a limited extent, in repurchase agreements collateralized by U.S. Government securities and in adjustable rate obligations. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements. The Treasury Series may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities.

         The Treasury Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Treasury Series. The Treasury Series will invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a nationally recognized statistical ratings organization (`NRSRO').

Prime Series

         The Prime Series may invest in U.S. Treasury obligations consisting of marketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations and repurchase agreements collateralized by U.S. Treasury securities. The Prime Series may also invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obligations are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the issuing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., Federal National Mortgage Association (`Fannie Mae').

         The Prime Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Prime Series. The Prime Series will invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a NRSRO.

         The Prime Series may invest in highly rated insurance company funding agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows the Fund to terminate the agreement at a specified time to the insurance company prior to maturity. The Fund will purchase funding agreements with unconditional puts of 30 or 90 days or less. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. The Fund will only purchase funding agreements with counterparty ratings of A1+ by S&P or P1 by Moody's. Funding agreements are considered `illiquid' securities and will count towards the 10% maximum limit that may be held by the Prime Series. The Fund anticipates investing only 3-4% of the Prime Series' assets in these instruments.

         The Prime Series may also invest in a broad range of commercial and bank obligations that the Fund's investment advisor (the `Advisor'), under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the criteria for an `Eligible Security' as defined in Rule 2a-7 under the 1940 Act as described below.

         The Prime Series may invest in commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an `Eligible Security'. Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

         Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Prime Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

         The Prime Series may invest in bank certificates of deposit and bankers' acceptances that (i) are issued by U.S. and foreign banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation. For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. If the Advisor, acting under the supervision of the Board of Directors, deems the instruments to present minimal credit risk, the Prime Series may invest in obligations of foreign banks or foreign branches of U.S. banks which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Canada, and Australia. Investments in these obligations may entail risks that are different from those of investments in obligations of domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, differing reserve requirements, reporting and recordkeeping requirements and accounting standards, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         The Prime Series may invest in deposits, bonds, notes , debentures and other debt obligations that at the time of purchase have, or are comparable in priority and security to other securities of such issuer which have, outstanding short-term obligations meeting the above short-term rating requirements, or if there are no such short-term ratings, are determined by the Advisor, acting under the supervision of the Board of Directors, to be of comparable quality and are rated in the top three highest long-term rating categories by a NRSRO rating such security.

Tax-Free Series

         The Tax-Free  Series may invest in municipal  securities  consisting of
(i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities (`private activity bonds'); provided that the interest paid on such debt obligations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

         The Tax-Free Series may invest in commercial paper and variable amount master demand notes. Commercial paper obligations are short-term, unsecured negotiable promissory notes of U.S. or foreign corporations that at the time of purchase meet the rating criteria as an `Eligible Security'. Investments in foreign commercial paper generally involve risks similar to those described below relating to obligations of foreign banks or foreign branches of U.S. banks.

         Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria described below. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Tax-Free Series might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances.

         The Tax-Free Series invests in high quality municipal securities that the Advisor believes, under guidelines established by the Board of Directors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by a NRSRO (provided that such purchases would be further limited unless the instrument meets the definition of an `Eligible Security' as defined in Rule 2a-7 under the 1940 Act), including:
(1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P;
(3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any nationally recognized bank rating agency approved by the Fund's Board of Directors. The Tax-Free Series may purchase unrated securities if they are determined by the Advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the categories described above.

         The Tax-Free Series may invest up to 10% of its total assets in non-affiliated money market funds with investment objectives and policies that are comparable to those of the Tax-Free Series. The Tax-Free Series will invest only in non-affiliated money market mutual funds that maintain a 'AAA' rating by a NRSRO.

         The Tax-Free Series may hold cash reserves pending investment in municipal securities.

         It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from regular federal income taxation, and it is the Tax-Free Series' present intention (but it is not a fundamental policy) to invest its assets so that 100% of its annual interest income will be exempt from regular federal income taxation. The
Tax-Free Series may not count securities that generate income subject to alternative minimum tax towards the 80% investment requirement.

         The Tax-Free Series will seek to avoid the purchase of private activity bonds, the interest on which would be considered to be an item of preference for purposes of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended.

         The Tax Free Series may invest up to 25% of its net assets in municipal trust receipts, or MTRs. Municipal trust receipts are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The Fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. While the Fund receives an opinion of legal counsel to the effect that the income from each MTR is tax exempt to the same extent as the underlying bond, the Internal Revenue Service (the 'IRS') has not issued a ruling on this subject. In the event the IRS issues an adverse ruling, there is a risk that the interest paid on such MTRs would be deemed taxable.

Other Investment Practices

         From time to time, on a temporary basis or for defensive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

         The Fund may enter into the following  arrangement  with respect to any
Series:

         When Issued Securities. When-issued securities involve commitments by a Series to purchase portfolio securities on a `when-issued' basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning interest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.
Securities purchased on a when-issued basis may expose the Series to risk because the securities may experience fluctuations in value prior to their actual delivery. Upon purchasing a security on a when-issued basis, a Series will segregate cash or liquid securities in an amount at least equal to its when-issued purchase commitment.

         The Prime Series and the Treasury Series may also enter into the following arrangement:

         Repurchase Agreements. Repurchase Agreements are agreements under which the Series acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Series' holding period. Although the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Series may enter into repurchase agreements with institutions that the Advisor believes present minimal credit risk. Default by, or bankruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

         The Prime Series may also enter into the following arrangements:

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities the Prime Series is obligated to repurchase.

         Asset-Backed Securities. The Prime Series may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets.

         Asset-backed securities present certain risks. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

         Delayed Delivery. To secure prices deemed advantageous at a particular time, the Prime Series may purchase securities on a delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Prime Series will enter into delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. Securities purchased on a delayed-delivery basis may expose the Prime Series to risk because the securities may experience fluctuations in value prior to their actual delivery. The Prime Series does not accrue income with respect to a delayed-delivery security prior to its stated delivery date. Purchasing securities on a delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. Upon purchasing a security on a delayed-delivery basis, the Prime Series will segregate cash or liquid securities in an amount at least equal to the delayed-delivery commitment.

         Each Series may invest in instruments that have certain minimum ratings of either Moody's or S&P as permitted by the investment objective, policies and restrictions of each such Series and are `Eligible Securities' as defined in Rule 2a-7 under the 1940 Act. Rule 2a-7 defines `Eligible Security' as follows:

         (i) a security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of Short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by the Requisite NRSROs1 in one of the two highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

         (ii)     a security:

                  (A) that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less, and

                  (B) whose issuer has received from the Requisite NRSROs a rating, with respect to a class of Short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the three highest rating categories for Short-term debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

          (iii) an Unrated Security that is of comparable quality to a security meeting the requirements of paragraphs (i) or (ii) of this section, as determined by the money market fund's board of directors; provided, however, that:

                  (A) the board of directors may base its determination that a Standby Commitment is an Eligible Security upon a finding that the issuer of the commitment presents a minimal risk of default; and

                  (B) a security that at the time of issuance was a Long-term security but that has a remaining maturity of 397 calendar days or less and that is an Unrated Security2 is not an Eligible Security if the security has a Long-term rating from any NRSRO that is not within the NRSRO's three highest categories (within which there may be sub-categories or gradations indicating relative standing).

         See Appendix A following this Statement of Additional Information for a description of the minimum ratings of certain NRSROs for instruments in which each Series may invest.

                             INVESTMENT RESTRICTIONS

         The investment restrictions applicable to the Fund's investment program are set forth below. As a matter of fundamental policy, which may not be changed without the vote of a majority of the outstanding shares of a Series (as that term is defined in this Statement of Additional Information under the heading `The Fund and Its Shares'), no Series will:

         (1) purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal securities guaranteed by the U.S. Government) if immediately after such purchase more than 5% of the value of the Series' assets would be invested in such issuer;


------------------
^1 `Requisite NRSRO' shall mean (a) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund purchases or rolls over the security, that NRSRO. At present the NRSROs are: the Standard & Poor's Division of the McGraw-Hill Companies, Inc, Moody's Investors Service, Inc., Fitch, Inc. and Dominion Bond Rating Services Ltd. Subcategories or gradations in ratings (such as a `+' or `-') do not count as rating categories.

^2 An `unrated security' is a security (i) issued by an issuer that does not have a current short-term rating from any NRSRO, either as to the particular security or as to any other short-term obligations of comparable priority and security; (ii) that was a long-term security at the time of issuance and whose issuer has not received from any NRSRO a rating with respect to a class of short-term debt obligations now comparable in priority and security; or (iii) a security that is rated but which is the subject of an external credit support agreement not in effect when the security was assigned its rating, provided that a security is not an unrated security if any short-term debt obligation issued by the issuer and comparable in priority and security is rated by any NRSRO.

         (2) borrow money or issue senior securities, except that (i) any Series may borrow money for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing; (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series may enter into commitments to purchase securities in accordance with its investment program;

         (3) make loans, except that each Series may purchase or hold debt instruments in accordance with its respective investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements;

         (4) underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with a Series' investment program may be deemed an underwriting;

         (5) invest in real estate (a Series may, however, purchase and sell securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein);

         (6)      purchase  or  sell   commodities  or  commodities   contracts,
                  provided that each Series may invest in financial futures and options on such futures.

         The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

         The following investment restrictions apply to the Tax-Free Series:

         (1) The Tax-Free Series may not purchase any securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry;

         (2) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

         The following investment restriction may be changed by a vote of the majority of the Board of Directors of the Fund: no Series will invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days.


                        PURCHASE AND REDEMPTION OF SHARES

              Policies and procedures affecting transactions in the Funds shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by each Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of each Fund and its agents may occur. Shareholders (or their financial services firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to genuine.

         Shares of the Fund are distributed by Scudder Distributors, Inc. (`SDI'). The Fund offers the classes of shares set forth in `The Fund and its Shares' Section of this Statement of Additional Information. General information on how to buy shares of the Fund is set forth in `Buying and Selling Fund shares' in the Fund's Prospectuses. The following supplements that information.

         Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee. The Fund will be deemed to have received a redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of the Fund may be redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent.


Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its prospectuses and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors.

During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

As of August 19, 2002, the Fund became part of the Scudder family of funds, and the Fund's Prime Series Class A, B and C Shares were renamed the "Scudder Cash Reserve Prime Series Class A, B and C Shares". In connection with this change, the Fund's Board of Directors determined that the Fund will no longer offer Prime Series Class A, B and C shares for sale, as the Scudder fund family currently offers class A, B and C shares of a similar fund, the Scudder Cash Reserve Fund. Shareholders holding Prime Series Class A, B and C shares as of August 19, 2002, can continue to hold their shares, but the Fund will not accept any further investments, other than by the reinvestment of dividends.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.


Signature Guarantees. Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

         Your redemption is for greater than $100,000 worth of shares,

         Your account registration has changed within the last 15 days,

         The check is being mailed to a different address than the one on your account (record address),

         The check is being made payable to someone other than the account owner(s),

         The redemption proceeds are being transferred to a fund account with a different registration, or

         You wish to have redemption proceeds wired to a non-pre-designated bank account.

You should be able to obtain a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can not get a signature guarantee from a notary public and we must be provided the original guarantee, not a photocopy.

Redemption or Repurchase of Shares

General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's Transfer Agent, the shareholder may redeem such shares by sending a written request and, if required, a signature guarantee to Scudder Funds, Attention: Redemption Department, P.O. Box 219557, Kansas City, Missouri 64121-9557. When certificates for shares have been issued, they must be mailed to or deposited with the Transfer Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests must be unconditional. Redemption requests and a stock power must be endorsed by the account holder(s) with signatures guaranteed. (See `Purchase and Redemption of Shares - Signature Guarantee' Section.) The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner(s). Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, directors, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Transfer Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven calendar days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased without sales charges under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see `Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares'), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see `Contingent Deferred Sales Charge -- Class B Shares' below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see `Contingent Deferred Sales Charge -- Class C Shares' below).

A `Business Day' means any day on which The New York Stock Exchange (the `NYSE') is open. For an investor who has a shareholder account with the Fund, the Transfer Agent must receive the investor's redemption order before the close of regular trading on the NYSE for the investor to receive that day's net asset value. For an investor who invests through a mutual fund marketplace, the investor's authorized broker or designated intermediary must receive the investor's redemption order before the close of regular trading on the NYSE and promptly forward such order to the Transfer Agent for the investor to receive that day's net asset value. Service organizations, brokers and designated intermediaries are responsible for promptly forwarding such investors' purchase or redemption orders to the Transfer Agent.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

If the value of your account falls below the minimum account balance requirement for the respective class, the Fund reserves the right to redeem your shares or close your account after giving you 60 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

Shareholders can request the following telephone privileges: redemption by wire and QuickSell transactions (see `Special Features') and exchange transactions for individual accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Transfer Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Scudder Investments family of funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Transfer Agent at (800) 730-1313.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholders of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under `General' above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Transfer Agent with signatures guaranteed. Telephone requests may be made by calling
(800) 730-1313. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail or make an online redemption. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to the Transfer Agent, which the Fund has authorized to act as its agent. There is no charge with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by the Transfer Agent. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see `Valuation of Shares, Subscriptions and Redemptions' Section, `Valuation of Shares' Sub-Section) and received by the Transfer Agent prior to the close of the Transfer Agent's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Redemption by Wire. If the account holder has given or the account holders have given authorization for wire redemption to the account holder's or account holders' brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single account previously designated by the accountholder(s). Requests received by the Transfer Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Fund share effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Transfer Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Transfer Agent will honor requests by telephone at (800) 730-1313 or in writing, subject to the limitations on liability described under `General' above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Transfer Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Transfer Agent by telephone, it may be difficult to use the redemption by wire privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that were purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. Note a shareholder who redeems Class A shares also may be charged a short-term redemption fee if the Fund imposes a short-term redemption fee. (See `Policies About Transactions'
Section in the Fund's Prospectus.) The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Transfer Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Automatic Withdrawal Plan at a maximum of 12% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

          Year of Redemption               Contingent Deferred
          After Purchase                       Sales Charge
          --------------                       ------------

          First                                     4%
          Second                                    3%
          Third                                     3%
          Fourth                                    2%
          Fifth                                     2%
          Sixth                                     1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan (see `Special Features -- Automatic Withdrawal Plan' below); (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege); (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund); (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code; and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan (limited to 12% of the net asset value of the account during the first year, see `Special Features -- Automatic Withdrawal Plan'); (d) for redemptions made pursuant to any IRA automatic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2; (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts); (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Transfer Agent; (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly; and (h) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.

Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 2001 will be eligible for the second year's charge if redeemed on or after March 1, 2002. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Redemption in Kind

Although it is the Fund's present policy to redeem in cash, the Fund may satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, taking such securities at the same value used to determine net asset value. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption also would not be as liquid as a redemption entirely in cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable series at the beginning of the period.

Special Features

Exchange Privilege. Shareholders may request a taxable exchange of their shares for shares of the corresponding class of other Scudder Funds without imposition of a sales charge, subject to the provisions below. For purposes of calculating any CDSC, amounts exchanged retain their original cost and purchase date. Exchange Redemptions can only be made for Class A, B, and C shares. The Exchange Privilege can also be utilized for Prime Institutional Shares, Treasury Institutional Shares and Tax-Free Institutional Shares.

Shares of money market funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Management Fund Investment, Tax Free Money Fund Investment, New York Tax Free Money Fund Investment, Treasury Money Fund Investment, Money Market Fund Investment, Cash Management Fund Institutional, Cash Reserves Fund Institutional, Treasury Money Fund Institutional, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Prime Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Treasury Series, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc.-Tax-Free Series, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI. All exchanges among money funds must meet applicable investor eligibility and investment requirements. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.

Shareholders must obtain prospectuses of the Funds they are exchanging into from their dealers, other firms or SDI.

Automatic Exchange Privilege. The owner of $1,000 or more of any class of shares of a Scudder Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. Exchanges will be made automatically until the shareholder or each Fund terminates the privilege. Exchanges are subject to the terms and conditions described above.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Transfer Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under `Redemption or Repurchase of Shares -- General.' Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Shareholder Services toll free at (800) 730-1313, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Investment Company Capital Corporation, c/o Scudder Investments, P.O. Box 219415, Kansas City, Missouri 64121-9415. Termination will become effective as soon as the Transfer Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts (`IRAs').

Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under an automatic withdrawal plan is 12% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested without sales charges. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The automatic withdrawal plan may be amended on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered Retirement Plans. The Transfer Agent provides retirement plan services and documents and the Transfer Agent can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts. This includes Savings Incentive Match Plan for Employees of Small Employers (`SIMPLE'), Simplified Employee Pension Plan (`SEP') IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Transfer Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

Net Asset Value Determination

         The net asset value of the Treasury Series is determined daily as of 11:00 a.m. (Eastern time), the Tax-Free Series is determined daily as of 12:00 p.m. (Eastern time) and the net asset value of the Prime Series is determined daily as of 4:00 p.m. (Eastern time) each day that the Fund's custodian and the New York Stock Exchange are open for business.

         For the purpose of determining the price at which shares of each class of each Series are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of such Series as set forth below; (b) deducting such Series' and class' liabilities; (c) dividing the resulting amount by the number of outstanding shares of such class; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for each class of each Series.

         The instruments held in each Series' portfolio are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold all the securities in its portfolios. During periods of declining interest rates, the daily yield for any Series computed as described under `Dividends and Taxes' below, may be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for a Series on a particular day, a prospective investor in such Series would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in such Series would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of portfolio instruments based upon their amortized cost, the calculation of the per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for each class of each Series is permitted in accordance with rules and regulations of the SEC applicable to money market funds, which require the Fund to adhere to certain quality, maturity and diversification conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less for each Series, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Advisor to be of high quality with minimal credit risk. The Board of Directors is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for each class of each Series as computed for the purpose of sales and redemptions. Such procedures include review of each Series' portfolio holdings by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for any class of any Series deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the relevant class or Series. In the event the Board of Directors determines that such a deviation exists for any class of any Series, it will take such corrective action as it deems necessary and appropriate, including sales of portfolio instruments prior to maturity to realize capital gains; withholding of dividends; redemption of shares in kind; or establishment of a net asset value per share by using available market quotations.

                                    DIVIDENDS


         All of the net income earned on the Prime Series, Treasury Series and the Tax-Free Series is declared daily as dividends to the respective holders of record of shares of each class of each Series. The net income of each Series for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned (including both original issue and market discount), if any, on the assets of such Series and any general income of the Fund prorated to the Series based on its relative net assets, less (b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to such Series and general expenses of the Fund prorated to each such Series based on its relative net assets. Expenses attributable to a class of a Series are allocated to that class. Although realized gains and losses on the assets of each Series are reflected in the net asset value of such Series, they are not expected to be of an amount which would affect the net asset value of any Series of $1.00 per share for the purposes of purchases and redemptions. Realized gains and losses may be declared and paid yearly or more frequently. The amount of discount or premium on instruments in each Series is fixed at the time of their purchase. See `Net Asset Value Determination' above.

         The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.

         Dividends will be reinvested in shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See `Special Features -- Class A Shares -- Combined Purchases' for a list of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund automatically will reinvest dividend checks (and future dividends) in shares of that same Fund and class unless the shareholder requests payment in cash at the time the application is completed. The Fund also will reinvest dividend checks in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

         Should the Fund incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of any class of a Series for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of any class of a Series was reduced, or was anticipated to be reduced, below $1.00, the Board of Directors might suspend further dividend payments with respect to such class or Series until the net asset value returns to $1.00. Thus, the expense, loss or depreciation might result in a shareholder (i) receiving no dividends for the period during which the shareholder held shares of such class or Series or (ii) receiving upon redemption a price per share lower than that which he paid.

         Dividends on all classes of a Series are normally payable on the first day that a share purchase or exchange order is effective but not on the day that a redemption order is effective. Share purchases for the Treasury Series effected before 11:00 a.m., share purchases for the Tax-Free Series effected before 12:00 p.m. (Eastern Time), and share purchases for the Prime Series effected before 4:00 p.m. (Eastern Time) begin to earn dividends on the same business day. Dividends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value unless the shareholder has elected to have dividends paid in cash.

                                      TAXES

         The following is only a summary of certain material federal income tax considerations generally affecting the Series and their shareholders. No attempt is made to present a complete explanation of the tax treatment of the Series or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors regarding an investment in a Series, with specific reference to their own tax situation, including their state and local tax liabilities.

         The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the `Code') and the regulations issued thereunder, as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. Each Series intends to continue to qualify to be treated as a `regulated investment company (`RIC') as defined under Subchapter M of the Code each taxable year. Accordingly, each Series must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts, and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the market value of the total assets of the Series is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the total assets of the Series or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that a Series controls and which are engaged in the same, similar, or related trades or businesses.

         As a RIC, each Series will not be subject to U.S. federal income tax on the portion of its net investment income and net realized capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, each Series must distribute to its shareholders at least the sum of (i) 90% of its `investment company taxable income' (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at (ii) 90% of its net tax-exempt interest income, for each tax year, if any. A Series will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

         The Treasury Series may make investments in securities (such as STRIPS) that bear an `original issue discount' or `acquisition discount' (collectively, `OID Securities'). The Treasury Series will be deemed to have received interest income on the securities it holds even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Treasury Series must distribute to satisfy the distribution requirement described above. In some cases, the Treasury Series may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the distribution requirement.

         Although each Series intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Series will be subject to federal income taxation to the extent any such income or gains are not distributed.

         If, in any taxable year, a Series fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the current and accumulated earnings and profits of the Series. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders. Moreover, if a Series fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Series failed to qualify as a RIC for a period greater than one taxable year, the Series may be required to recognize any net built-in gains with respect to certain of its assets (i.e. the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Series had been liquidated) in order to qualify as a RIC in a subsequent year. The Board of Directors reserves the right not to maintain the qualification of a Series as a RICif it determines such course of action to be beneficial to shareholders.

         If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its net capital gain (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Series will be subject to a nondeductible 4% Federal excise tax on undistributed amounts not meeting the 98% threshold. For this purpose, however, any ordinary income or net capital gain retained by a Series that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under- or over-distribution, as the case may be, from the previous year. Each Series intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.

         A Series may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Series are treated as ordinary income or capital gain, accelerate the recognition of income to a Series and/or defer its ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Series.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such dividends are paid in cash or are reinvested in additional Shares, to the extent of the earnings and profits of the Series paying the dividend. Each Series anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

Each Series may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses (`net capital gains'), if any. If such gains are distributed as a capital gains distribution, they are taxable to shareholders that are individuals at a current maximum rate of 15%, or 20% if recognized by the series before May 28, 2002, whether paid in cash or shares and regardless of the length of time the shareholder has held shares. If any such gains are retained, a Series will pay federal income tax thereon, and, if a Series makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Series shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by a Series as a refundable credit.

If the distributions by a Series exceeds its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable, but will reduce each shareholder's cost basis in the Series and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Series to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under-or over-distributions of net investment income.

Because each of the Series' income is derived primarily from interest rather than dividends, no portion of a Series' distributions generally will be eligible for the corporate dividends-received deduction or treatment as `qualified dividend income' for purposes of taxation at long-term capital gain rates under a recently enacted law.

Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Series in the year in which the dividends were declared.

Sale or Exchange of Shares. Redemptions and exchanges of shares are taxable transactions for federal and state income tax purposes. However, because each Series seeks to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of your shares in a Series. If gain or loss does arise on the sale or exchange of a share, such gain or loss will be long-term if you held the share for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of a Series with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Series that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares within a 61-day period (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Notices; Backup Withholding. Each Series will provide a statement annually to shareholders as to the federal tax status of dividends and distributions paid (or deemed to be paid) by the Series during the year. In certain cases, a Series will be required to withhold and remit to the IRS a portion of the dividends, distributions and redemption proceeds payable to you equal to the current backup withholding tax rate if you (1) have failed to provide a correct tax identification number, (2) are subject to backup withholding by the IRS for failure to properly report receipt of interest or dividends, (3) have failed to certify to the Series that you are not subject to backup withholding, or (4) have failed to certify to the Series that you are a US person (or a US-resident alien).

If you are a non-U.S. investor in a Series, you may be subject to U.S. withholding and estate tax and are encouraged to consult your tax advisor prior to investing in a Series.

State and Local Taxes

         Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of state and local tax rules affecting an investment in the Fund. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Series. Investments in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Additional Tax Information Regarding The Tax-Free Series

         The Tax-Free Series intends to qualify to pay `exempt-interest dividends' to its shareholders by satisfying the Code's requirement that at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of obligations the interest on which is exempt from federal income tax. As long as this and certain other requirements are met, dividends derived from the net tax-exempt interest income of the Tax Free Series will be `exempt-interest dividends' that are excluded from your gross income for regular federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax consequences, including alternative minimum tax consequences, as discussed below.

         The percentage of income that constitutes `exempt-interest dividends' will be determined each year for the Tax-Free Series and will be applied uniformly to all dividends declared with respect to the Tax-Free Series during that year. This percentage may differ from the actual percentage for any particular day.

         Exempt-interest dividends may be subject to the alternative minimum tax imposed by Section 55 of the Code (the `Alternative Minimum Tax'). The Alternative Minimum Tax is imposed at a maximum rate of up to 28% in the case of non-corporate taxpayers and at a maximum rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain `private activity bonds' issued after August 7, 1986, generally will be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's `adjusted current earnings,' as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

         Any interest on indebtedness you incur or continue to purchase or carry shares of the Tax-Free Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for `losses incurred' will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Entities or persons who are `substantial users' (or persons related to `substantial users') of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares. `Substantial user' is defined generally as including a `non-exempt person' who regularly uses in trade or business a part of such a facility.

         Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Free Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest dividends.

         Issuers of bonds purchased by the Tax-Free Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

         The Tax-Free Series may not be a suitable investment for you if you are a tax-exempt shareholder or plan because you would not gain any additional benefit from the receipt of exempt-interest dividends.

         Exempt-interest dividends from interest earned on municipal securities of a state or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

         The foregoing is only a summary of certain material U.S. Federal Income Tax consequences affecting the Series and their shareholders. Potential shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Series.


                             MANAGEMENT OF THE FUND

The overall business and affairs of the Fund are managed by the Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The Board of Directors and the executive officers of the Fund, respectively, are responsible for managing the Fund's affairs and for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Director holds office until he or she resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each director and officer of the Fund and the Fund's Board as of June 30, 2003. The first section of the table lists information for each Director who is not an "interested person" of the Fund (as defined in the 1940 Act) (a "Non-Interested Director"). Information for each Director who is an "interested person" ("Interested Director") follows. The Interested Directors are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's Advisor and/or distributor. The mailing address for the directors and officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202. The current Board of Directors was elected on July 30, 2002.

                  INFORMATION CONCERNING DIRECTORS AND OFFICERS

Non-Interested Directors


Name, Date of Birth,                                                                        Number of Funds in
Position with the Fund and    Business Experience and Directorships                         the Fund Complex
Length of Time Served^1,^2    During the Past 5 Years                                       Overseen
----------------------------------------------------------------------------------------------------------------
Richard R. Burt               Chairman, Diligence LLC (international                                68
2/3/47                        information-collection and risk-management firm) (September
Director since 1999           2000 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman of the Board, Weirton Steel Corporation3
                              (April 1996 to present); Member of the Board, Hollinger
                              International, Inc.3 (publishing) (1995 to present), HCL
                              Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and
                              Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron
                              Inc.3 International Advisory Council (July 1996 to present).
                              Formerly, Partner, McKinsey & Company (consulting)
                              (1991-1994) and US Chief Negotiator in Strategic Arms
                              Reduction Talks (START) with former Soviet Union and US
                              Ambassador to the Federal Republic of Germany (1985-1991);
                              Member of the Board, Homestake Mining3 (mining and
                              exploration) (1998-February 2001), Archer Daniels Midland
                              Company3 (agribusiness operations) (October 1996-June 2001)
                              and Anchor Gaming (gaming software and equipment) (March
                              1999-December 2001).
----------------------------------------------------------------------------------------------------------------
S. Leland Dill                Trustee, Phoenix Zweig Series Trust (since September 1989),           66
3/28/30                       Phoenix Euclid Market Neutral Funds (since May 1998)
Director since 2002           (registered investment companies); Retired (since 1986).
                              Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                              Director, Vintners International Company Inc. (wine vintner)
                              (June 1989-May 1992), Coutts (USA) International (January
                              1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group
                              (private bank) (March 1991-March 1999); General Partner,
                              Pemco (investment company) (June 1979-June 1986).
----------------------------------------------------------------------------------------------------------------
Martin J. Gruber              Nomura Professor of Finance, Leonard N. Stern School of               66
7/15/37                       Business, New York University (since September 1964);
Director since 2002           Trustee, CREF (pension fund) (since January 2000); Director,
                              S.G. Cowen Mutual Funds (January 1985-January 2001), Japan
                              Equity Fund, Inc. (since January 1992), Thai Capital Fund,
                              Inc. (since January 2000) and Singapore Fund, Inc. (since
                              January 2000) (registered investment companies). Formerly,
                              Trustee, TIAA (pension fund) (January 1996-January 2000).
----------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman            Private Equity Investor (January 1997 to present); Director,          66
5/27/37                       Soundview Technology Group Inc. (investment banking) (July
Director since 1998           1998 to present), Corvis Corporation3 (optical networking
                              equipment) (July 2000 to present), Brown Investment Advisory
                              & Trust Company (investment advisor) (February 2001 to
                              present), The Nevis Fund (registered investment company)
                              (July 1999 to present), and ISI Family of Funds (registered investment companies) (March 1998 to present). Formerly,
                              Director, Circon Corp.3 (medical instruments) (November
                              1998-January 1999); President and Chief Executive Officer,
                              The National Association of Securities Dealers, Inc. and The
                              NASDAQ Stock Market, Inc. (1987-1997); Chief Operating
                              Officer of Alex. Brown & Sons Incorporated (now Deutsche
                              Bank Securities Inc.) (1985-1987); General Partner, Alex.
                              Brown & Sons Incorporated (now Deutsche Bank Securities
                              Inc.) (1976-1985).
----------------------------------------------------------------------------------------------------------------



                                       18

Name, Date of Birth,                                                                        Number of Funds in
Position with the Fund and    Business Experience and Directorships                         the Fund Complex
Length of Time Served^1,^2    During the Past 5 Years                                       Overseen
----------------------------------------------------------------------------------------------------------------
Richard J. Herring            Jacob Safra Professor of International Banking and                    66
2/18/46                       Professor, Finance Department, The Wharton School,
Director since 2002           University of Pennsylvania (since July 1972); Director,
                              Lauder Institute of International Management Studies (since
                              July 2000); Co-Director, Wharton Financial Institutions
                              Center (since July 2000) and Vice Dean and Director, Wharton
                              Undergraduate Division (July 1995-June 2000).
----------------------------------------------------------------------------------------------------------------
Graham E. Jones               Senior Vice President, BGK Realty, Inc. (commercial real              66
1/31/33                       estate) (since 1995); Trustee, 8 open-end mutual funds
Director since 2002           managed by Weiss, Peck & Greer (since 1985) and Trustee of
                              18 open-end mutual funds managed by Sun Capital Advisors,
                              Inc. (since 1998).
----------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel              President and Chief Executive Officer, The Pew Charitable             66
4/10/51                       Trusts (charitable foundation) (1994 to present); Executive
Director since 1995           Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present). Formerly,
                              Executive Director, The Pew Charitable Trusts (1988-1994);
                              Director, ISI Family of Funds (registered investment
                              companies) (1997-1999) and Director, The Glenmede Trust
                              Company (investment trust and wealth management) (1994-2002).
----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.          Principal, Philip Saunders Associates (Economic and                   66
10/11/35                      Financial Consulting) (since November 1988). Formerly,
Director since 2002           Director, Financial Industry Consulting, Wolf & Company
                              (consulting)(1987-1988); President, John Hancock Home
                              Mortgage Corporation (1984-1986); Senior Vice President of
                              Treasury and Financial Services, John Hancock Mutual Life
                              Insurance Company, Inc. (1982-1986).
----------------------------------------------------------------------------------------------------------------
William N. Searcy             Pension & Savings Trust Officer, Sprint Corporation3                  66
9/03/46                       (telecommunications) (since November 1989); Trustee of 22
Director since 2002           open-end mutual funds managed by Sun Capital Advisors, Inc.
                              (since October 1998).
----------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth           President, Robert H. Wadsworth Associates, Inc. (consulting           69
1/29/40                       firm) (May 1982 to present). Formerly, President and
Director since 1999           Trustee, Trust for Investment Managers (registered
                              investment company) (April 1999-June 2002); President,
                              Investment Company Administration, L.L.C. (January
                              1992*-July 2001); President, Treasurer and Director, First
                              Fund Distributors, Inc. (June 1990-January 2002); Vice
                              President, Professionally Managed Portfolios (May
                              1991-January 2002) and Advisors Series Trust (October
                              1996-January 2002) (registered investment companies);
                              President, Guinness Flight Investment Funds, Inc.
                              (registered investment company) (June 1994-November 1998).
                              * Inception date of the corporation which was the
                              predecessor to the L.L.C.
----------------------------------------------------------------------------------------------------------------

                                       19

Interested Director

Name, Date of Birth,                                                                        Number of Funds in
Position with the Fund and    Business Experience and Directorships                         the Fund Complex
Length of Time Served^1,^2    During the Past 5 Years                                       Overseen
----------------------------------------------------------------------------------------------------------------
Richard T. Hale^4            Managing Director, Deutsche Investment Management Americas            200
7/17/45                      Inc. (2003 to present); Managing Director, Deutsche Bank
Chairman since 2002 and      Securities Inc. (formerly Deutsche Banc Alex. Brown Inc.)
Director since 1989          and Deutsche Asset Management (1999 to present); Director
                             and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present); Director, Deutsche
                             Global Funds, Ltd. (2000 to present), CABEI Fund (2000 to
                             present), North American Income Fund (2000 to present)
                             (registered investment companies); Director, Scudder Global
                             Opportunities Fund (since 2003);
                             Director/Officer,Deutsche/Scudder Mutual Funds (various
                             dates); President, Montgomery Street Securities, Inc. (2002 to present) (registered investment companies); Vice
                             President, Deutsche Asset Management, Inc. (2000 to
                             present); formerly, Director, ISI Family of Funds
                             (registered investment companies; 4 funds overseen)
                             (1992-1999).
---------------------------------------------------------------------------------------------------------------

Officers

Name, Date of Birth,
Position with the Fund and    Business Experience and Directorships
Length of Time Served^1,^2    During the Past 5 Years
----------------------------------------------------------------------------------------------------------------
Richard T. Hale               See information provided under Interested Director.
President since 2003
---------------------------------------------------------------------------------------------------------------
Kenneth Murphy^5             Vice President, Deutsche Asset Management (September 2000-present); Vice
10/13/63                     President, Scudder Distributors, Inc. (December 2002-present); Formerly,
Vice President and           Director, John Hancock Signature Services (1992-2000).
Anti-Money Laundering
Compliance Officer since
2002
---------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^5           Director, Deutsche Asset Management (April 2000 to present). Formerly, Vice
8/5/57                       President and Department Head, BT Alex. Brown Incorporated (now Deutsche Bank
Treasurer since 2002         Securities Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P. (now
                             PricewaterhouseCoopers LLP) (1993-1998).
---------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch             Managing Director, Deutsche Asset Management (2002-present) and Director,
3/27/54                      Deutsche Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset
Secretary since 2002         Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche
                             Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States
                             Securities and Exchange Commission (1993-1998).
---------------------------------------------------------------------------------------------------------------
Salvatore Schiavone          Director, Deutsche Asset Management (2003)
11/03/65
Assistant Treasurer since
2003
---------------------------------------------------------------------------------------------------------------
Lucinda Stebbins             Director, Deutsche Asset Management (2003)
11/19/45
Assistant Treasurer since
2003
---------------------------------------------------------------------------------------------------------------



                                       20

Name, Date of Birth,
Position with the Fund and    Business Experience and Directorships
Length of Time Served^1,^2    During the Past 5 Years
----------------------------------------------------------------------------------------------------------------
Kathleen Sullivan D'Eramo    Director, Deutshce Asset Management (2003)
1/25/57
Assistant Treasurer since
2003
---------------------------------------------------------------------------------------------------------------
Caroline Pearson             Managing Director, Deutsche Asset Management (2001 - present)
4/1/62
Assistant Secretary since
2002
---------------------------------------------------------------------------------------------------------------
Bruce A Rosenblum            Director, Deutsche Asset Management (2002-present)
9/14/60
Assistant Secretary since
2002
---------------------------------------------------------------------------------------------------------------

^1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

^2 Length of time served represents the date that each Director or Officer first began serving in that position with the Fund.

^3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

^4 Mr. Hale is a Director who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is President of Investment Company Capital Corp. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

^5       Address: Two International Place, Boston, Massachusetts.

Messrs. Hale, Murphy, Rizzo, Hirsch, Schiavone and Rosenblum and Ms. D'Eramo, Pearson and Stebbins also hold similar positions with other Funds for which Investment Company Capital Corp. or an affiliate serve as advisor.

Director Ownership in the Fund

----------------------------- ---------------------------------------- ------------------------------------
                                                                       Aggregate Dollar Range of
                                                                       Ownership as of December 31, 2002
                              Dollar Range of Beneficial Ownership     in all Funds Overseen by Director
Director                      in the Fund1                             in the Fund Complex2
----------------------------- ---------------------------------------- ------------------------------------

----------------------------- ---------------------------------------- ------------------------------------
Independent Directors
----------------------------- ---------------------------------------- ------------------------------------
Richard R. Burt               None                                     Over $100,000
----------------------------- ---------------------------------------- ------------------------------------
S. Leland Dill                None                                     Over $100,000
----------------------------- ---------------------------------------- ------------------------------------
Martin J. Gruber              None                                     $10,001 to $50,000
----------------------------- ---------------------------------------- ------------------------------------
Joseph R. Hardiman            Over $100,000                            Over $100,000
----------------------------- ---------------------------------------- ------------------------------------
Richard J. Herring            None                                     $50,001 to $100,000
----------------------------- ---------------------------------------- ------------------------------------
Graham E. Jones               None                                     Over $100,000
----------------------------- ---------------------------------------- ------------------------------------
Rebecca W. Rimel              Over $100,000                            Over $100,000
----------------------------- ---------------------------------------- ------------------------------------
Philip Saunders, Jr.          None                                     Over $100,000
----------------------------- ---------------------------------------- ------------------------------------
William N. Searcy             None                                     $1 to $10,000
----------------------------- ---------------------------------------- ------------------------------------
Robert H. Wadsworth           $1 to $10,000                            Over $100,000
----------------------------- ---------------------------------------- ------------------------------------
Interested Directors
----------------------------- ---------------------------------------- ------------------------------------
Richard T. Hale               $10,001 to $50,000                       Over $100,000
----------------------------- ---------------------------------------- ------------------------------------

^1 The amount shown includes share equivalents of funds in which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

^2 Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the `1934 Act') include direct and or indirect ownership of securities where the Director's economic interest is tied to the securities, employment ownership and securities when the Director can exert voting power and when the Director has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.

Ownership in Securities of the Advisor and Related Companies

         As reported to the Fund, the information in the following table reflects ownership by the Independent Directors and their immediate family members of certain securities as of December 31, 2002. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Director                    Owner and          Company        Title of   Value of          Percent of
                            Relationship to                   Class      Securities on     Class on an
                            Director                                     an Aggregate      Aggregate Basis
                                                                         Basis
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Richard R. Burt             N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
S. Leland Dill              N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Martin J. Gruber            N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Joseph R. Hardiman          N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Richard J. Herring          N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Graham E. Jones             N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Rebecca W. Rimel            N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Philip Saunders, Jr.        N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
William N. Searcy           N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------
Robert H. Wadsworth         N/A                                          None
--------------------------- ------------------ -------------- ---------- ----------------- ----------------

Remuneration. Officers of the Fund receive no direct remuneration from the Fund. Officers and Directors of the Fund who are officers or directors of Deutsche Asset Management or the Advisor may be considered to have received remuneration indirectly. As compensation for his or her services, each Non-Interested Director of the Fund receives an aggregate annual fee, plus a fee for each Board and Committee meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Fund Complex's Audit and Compliance Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Members of the Board of Directors who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Director from the Fund and aggregate compensation from the Fund Complex during the calendar year 2002.

                           Director Compensation Table


The following table sets forth the compensation paid to the Independent Directors by the Fund and the Fund Complex for the calendar year ended December 31, 2002.

---------------------------- ---------------------- ----------------------- -----------------------------
Name of Person,              Compensation from      Pension or Retirement   Total Compensation from
Position                     Deutsche Alex. Brown   Benefits Accrued as     Paid to Directors from the
                             Cash Reserve Fund,     Part of Fund Expenses   Fund and the Fund Complex
                             Inc.
---------------------------- ---------------------- ----------------------- -----------------------------
Richard R. Burt^3            $32,759                N/A                     $124,500
---------------------------- ---------------------- ----------------------- -----------------------------
S. Leland Dill               $9,791                 N/A                     $102,250
---------------------------- ---------------------- ----------------------- -----------------------------
Martin J. Gruber             $9,406                 N/A                     $109,000
---------------------------- ---------------------- ----------------------- -----------------------------
Richard T. Hale              $0                     N/A                     $0
---------------------------- ---------------------- ----------------------- -----------------------------
Joseph R. Hardiman^3         $33,114                N/A                     $96,000
---------------------------- ---------------------- ----------------------- -----------------------------
Richard Herring              $9,406                 N/A                     $99,750
---------------------------- ---------------------- ----------------------- -----------------------------
Graham E. Jones              $9,406                 N/A                     $80,500
---------------------------- ---------------------- ----------------------- -----------------------------
Louis E. Levy^1,^3,^4        $27,246                N/A                     $151,345
---------------------------- ---------------------- ----------------------- -----------------------------
Eugene J. McDonald^1,^3      $27,246                N/A                     $35,000
---------------------------- ---------------------- ----------------------- -----------------------------
Rebecca W. Rimel^3           $32,759                N/A                     $96,000
---------------------------- ---------------------- ----------------------- -----------------------------
Philip Saunders, Jr.^3       $9,406                 N/A                     $99,750
---------------------------- ---------------------- ----------------------- -----------------------------
William N. Searcy            $9,406                 N/A                     $83,500
---------------------------- ---------------------- ----------------------- -----------------------------
Truman T. Semans1            $0                     N/A                     $0
---------------------------- ---------------------- ----------------------- -----------------------------
Robert H. Wadsworth^3        $32,759                N/A                     $126,000
---------------------------- ---------------------- ----------------------- -----------------------------
Carl W. Vogt^1,^3,^4         $23,354                N/A                     $153,846
---------------------------- ---------------------- ----------------------- -----------------------------


-------
     ^1  No longer Directors as of July 30, 2002.

     ^2 During calendar year 2002, the total number of funds in the Fund Complex was 201. During calendar year 2002, the total number of funds overseen by each Director was 84 except for Messrs. Burt (86 funds), Gruber (85 funds), Hale (198 funds), Hardiman (82 funds), Levy (81 funds), McDonald (28 funds), Semans (28 funds), Vogt (81 funds) and Wadsworth (87 funds).

     ^3 Of the amounts payable to Messrs. Burt, Hardiman, Saunders, Wadsworth, Levy, McDonald, Vogt and Ms. Rimel, $23,211, $27,880, $3,084, $23,211,
         $27,079,  $27,079,  $23,211  and  $32,616  respectively,  was  deferred pursuant to a deferred compensation plan.

     ^4 Aggregate compensation reflects amounts paid to Trustees for numerous special meetings in connection with the proposed sale of the Advisor to Deutsche Bank AG. Such amounts totaled $7,000 for Messrs. Levy and Vogt.


Information Concerning Committees and Meetings of Directors

The Board of Directors of the Fund met five times during the calendar year ended December 31, 2002 and each Director attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Directors on which such Directors served.

Board Committee. The current Board of Directors was elected on July 30, 2002. The Fund's Board currently has the following committees:

Audit and Compliance Committee: The Audit and Compliance Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit and Compliance Committee receives annual representations from the auditors as to their independence. The members of the Audit and Compliance Committee are S. Leland Dill (Chairman) and the remaining Non-Interested Directors. The Audit and Compliance Committee met five times during the most recent calendar year.

Valuation Committee: The Valuation Committee is authorized to act for the Board of Directors in connection with the valuation of securities held by the Fund's portfolio in accordance with the Fund's valuation procedures. Messrs. Hale, Saunders and

Wadsworth are members of the Valuation Committee with Messrs. Burt, Dill, Gruber, Hardiman, Herring, Jones, Searcy and Ms. Rimel as alternates. Two Directors are required to constitute a quorum for meetings of the Valuation Committee. The Fund's Valuation Committee met four times during the most recent calendar year.

Additional Committees: On February 25, 2003, the Board of Directors organized a Nominating and Governance Committee as well as Fixed Income, Equity and
Operations Committees. The members of the Fixed Income Committee are Messrs. Jones and Searcy and Ms. Rimel. The members of the Equity Committee are Messrs. Burt, Gruber, Hardiman and Herring. The members of the Operations Committee are Messrs. Dill, Saunders and Wadsworth. The Fixed Income, Equity and Operations Committees periodically review the investment performance and operations of the Fund. The members of the Nominating and Governance Committee are all of the Fund's Non-Interested Directors. The Nominating and Governance Committee met one time during the most recent calendar year.


Code of Ethics

         The Board of Directors of the Fund and ICCC have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit access persons, as this term is defined in the Codes of Ethics, to invest in securities that may be purchased or held by the Fund for their own accounts, but require compliance with the Codes' preclearance requirements. In addition, the Codes provide for trading `blackout periods' that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. The Codes also prohibit short term trading profits and personal investment in initial public offerings. The Codes require prior approval with respect to purchases of securities in private placements.

         The Fund's principal underwriter, Scudder Distributors, Inc., has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees of Scudder Distributors, Inc. are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the Code of Ethics.

         The Fund's advisor and its affiliates (including the Fund's Distributor, SDI) have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (`Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

         These codes of ethics are on public file with, and are available from, the SEC.

                             THE INVESTMENT ADVISOR

         The Advisor is an indirect subsidiary of Deutsche Bank AG. Deutsche Bank is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. ICCC was organized in 1987.

         Pursuant to the terms of the Advisory Agreements, ICCC (a) supervises and manages the Fund's operations; (b) formulates and implements continuing programs for the purchases and sales of securities, consistent with the investment objective and policies of each Series; (c) provides the Fund with such executive, administrative and clerical services as are deemed advisable by the Fund's Board of Directors; (d) provides the Fund with, or obtains for it, adequate office space and all necessary office equipment and services; (e) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign and otherwise, whether affecting the economy generally or any Series of the Fund, and whether concerning the individual issuers whose securities are included in the Fund's Series or the activities in which they engage, or with respect to securities which ICCC considers desirable for inclusion in the portfolio of any of the Fund's Series; (f) determines which issuers and securities shall be represented in the portfolio of any of the Fund's Series; (g) takes all actions necessary to carry into effect the Fund's purchase and sale programs; (h) supervises the operations of the Fund's transfer and dividend disbursing agent; (i) provides the Fund with such administrative and clerical services for the maintenance of certain shareholder records as are deemed advisable by the Fund's Board of Directors; and (j) arranges, but does not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and state Blue Sky authorities. ICCC may delegate its duties under the Advisory Agreements and has delegated day-to-day management responsibilities to certain employees of an affiliated investment advisor, subject to continued supervision by ICCC. As compensation for its services for the Fund, ICCC is entitled to receive a fee from each Series, calculated daily and paid monthly, at the following annual rates based upon each Series' aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of that portion in excess of $3.5 billion. In addition, the Advisor is entitled to receive an additional fee with respect to the Prime Series and the Tax-Free Series, calculated daily and paid monthly, at the annual rate of 0.02% of the Prime Series' average daily net assets and 0.03% of the Tax-Free Series' average daily net assets. ICCC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Series.

         Advisory fees paid by the Fund to ICCC for the last three fiscal years were as follows:

                                      For the Fiscal Year Ended March 31,
---------------------------------------- -------------------------------------- --------------------------------------
                 2003                                    2002                                   2001
---------------------------------------- -------------------------------------- --------------------------------------
              $15,247,601                             $21,051,585                            $22,259,121
   ($14,892,863 net of fee waivers)        ($20,559,054 net of fee waivers)       ($21,876,684 net of fee waivers)
---------------------------------------- -------------------------------------- --------------------------------------

         The Advisory Agreements were approved for continuance on June 6, 2002 by a vote of the Fund's Board of Directors, including a majority of those Directors who were not parties to the Advisory Agreements or "interested persons" of such parties. The Advisory Agreements will continue in effect with respect to each Series that it covers only if such continuance is specifically approved annually by the Directors, including a majority of the Directors who are not parties to the Advisory Agreements or `interested persons' (as such term is defined in the 1940 Act) of such parties, or by a vote of a majority of the outstanding shares of such Series. The Advisory Agreements are terminable by a vote of the Directors, or with respect to a Series, by the holders of a majority of the outstanding shares of the affected Series, at any time without penalty on 60 days' written notice to the Advisor. Termination of an Advisory Agreement with respect to a Series will not terminate or otherwise invalidate any provision of the Advisory Agreement between the Advisor and any other Series. The Advisor may terminate the Advisory Agreements at any time without penalty on 60 days' written notice to the Fund. The Advisory Agreements terminate automatically in the event of its assignment (as such term is defined in the 1940 Act).

         In approving the continuation of the Fund's Advisory Agreements, the Board, including the Independent Directors, carefully considered (1) the nature and quality of services to be provided to the Fund; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

         On March 26, 2002, New Advisory Agreements (the `New Advisory Agreements') between the Fund on behalf of each Series, and Deutsche Asset Management, Inc. to be implemented within two years of the date of the Special Meeting of Shareholders were approved by a vote of the Fund's Board of Directors, including a majority of those Directors who were not parties to the New Advisory Agreements or "interested persons" of such parties and by shareholders at a special meeting held on July 30, 2002. The New Advisory Agreements provide that the agreements are for an initial term of two years. Thereafter, the New Advisory Agreements will continue in effect with respect to each Series that it covers only if such continuance is specifically approved annually by the Directors, including a majority of the Directors who are not parties to the Advisory Agreements or "interested persons" (as such term is defined in the 1940 Act) of such parties, or by a vote of a majority of the outstanding shares of such Series. The New Advisory Agreements are terminable by a vote of the Board of Directors, or, with respect to a Series, by the holders of a majority of the outstanding shares of the affected Series, at any time without penalty on 60 days' written notice to the Advisor. Termination of an Advisory Agreement with respect to a Series will not terminate or otherwise invalidate any provision of the Advisory Agreement between the Advisor and any other Series. The Advisor may terminate the New Advisory Agreements at any time without penalty on 60 days' written notice to the Fund. The New Advisory Agreements terminate automatically in the event of its assignment (as such term is defined in the 1940 Act). The New Advisory Agreements have not yet been approved for implementation.

         In reaching the conclusion to approve the New Advisory Agreements, the Board obtained such information as they deemed reasonably necessary to approve Deutsche Asset Management, Inc. (`DeAM, Inc.') as investment advisor to each Series. In approving the New Advisory Agreements, the Independent Directors considered numerous factors, including, among other things the (i) standards set forth in written materials previously provided to the Independent Directors by their counsel and (ii) representations by Fund management that the change to DeAM, Inc., an affiliate of ICCC, is a matter of administrative convenience and that no material changes will result with respect to the services currently provided to each Series. Based on factors detailed above, and others, the Board determined that the New Advisory Agreements are fair and reasonable and in the best interest of each Series and its shareholders.

         The Advisory Agreements provide that the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or any fund in connection with the performance of the Advisor's obligations under the Advisory Agreements with the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         In the management of the funds and its other accounts, the Advisor allocates investment opportunities to all accounts for which they are appropriate subject to the availability of cash in any particular account and the final decision of the individual or individuals in charge of such accounts. Where market supply is inadequate for a distribution to all such accounts, securities are allocated based on a fund's pro rata portion of the amount ordered. In some cases this procedure may have an adverse effect on the price or volume of the security as far as a fund is concerned. However, it is the judgment of the Board that the desirability of continuing the Trust's advisory arrangements with the Advisor outweighs any disadvantages that may result from contemporaneous transactions. See "Portfolio Transactions."

         The Advisory Agreements continue in effect from year to year if each such agreement is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares (as defined under `The Fund and Its Shares'). The Fund or ICCC may terminate any Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreements terminate automatically in the event of an `assignment,' as defined in the 1940 Act.

Proxy Voting. To the extent that the Fund invests in voting securities such as other registered investment companies, the following applies. The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The advisor has adopted its own Proxy Voting Policies and Procedures ("Policies"), a Proxy Voting Desktop Manual ("Manual"), and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the advisor and its affiliates, including the Fund's principal underwriter. The Manual sets forth the procedures that the advisor has implemented to vote proxies, including monitoring for corporate events, communicating with the fund's custodian regarding proxies, considering the merits of each proposal, and executing and recording the proxy vote. The Guidelines set forth the advisor's general position on various proposals, such as:

    |X| Shareholder Rights - The advisor generally votes against proposals that restrict shareholder rights.

    |X| Corporate Governance - The advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

    |X| Anti-Takeover Matters -- The advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes "against" the adoption of poison pills if they are submitted for shareholder ratification. The advisor generally votes for fair price proposals.

    |X| Routine Matters - The advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting, and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third-party, except for proxies solicited by or with respect to investment companies for which the advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the advisor's general voting positions on various proposals, the advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the board, or of a majority of the board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which the advisor or an affiliate serves as investment advisor or sponsor.

The advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a committee established by the advisor will vote the proxy. Before voting any such proxy, however, the committee will exclude from the voting discussions and determinations any member who is involved in or aware of a material conflict of interest. If, after excluding any and all such members, there are fewer than three voting members remaining, the advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the advisor may not be able to vote proxies or the advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the advisor may not vote proxies on certain foreign securities local restrictions or customs. The advisor generally does not vote proxies on securities subject to share blocking restrictions.

                                   DISTRIBUTOR

          Scudder Distributors, Inc. (the `Distributor' or `SDI'), an affiliate of the Advisor, serves as the distributor for each class of the Fund's shares pursuant to a Distribution Agreement (the `Distribution Agreement'). Prior to August 19, 2002, the Fund's distributor was ICC Distributors, Inc. SDI provides the same services that ICC Distributors provided to the Fund and is entitled to receive the same rate of compensation. The Distributor also serves as the distributor for other funds in the fund complex. The Distribution Agreement provides that the Distributor shall (i) use reasonable efforts to sell shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus; (ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the shares;
(iii) adopt and follow procedures as may be necessary to comply with the requirements of the NASD and any other applicable self-regulatory organization;
(iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. The Distributor shall devote reasonable time and effort to effect sales of shares but shall not be obligated to sell any specific number of shares. The services of the Distributor are not exclusive and the Distributor shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of its duties or obligations under the Distribution Agreement or by reason of its reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and the Distributor will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

         The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors, by a vote of a majority of the Fund's outstanding shares of the relevant class of the Fund (as defined under `The Fund and Its Shares'), or upon 60 days' written notice by the Distributor, and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding shares of the relevant class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by a majority of the Independent Directors in person at a meeting called for the purpose of voting on such approval.

         As compensation for its services, the Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rate of 0.25% of the aggregate average daily net assets of the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Shares and the Cash Reserve Prime Class A Shares. The Distributor receives no compensation with respect to its services as distributor for the Deutsche Bank Alex. Brown Cash Reserve Prime, Treasury and Tax-Free Institutional Shares. The Distributor receives a distribution fee from the Fund, calculated daily and paid monthly, at the annual rates of 0.60% of the average daily net assets of the Quality Cash Reserve Prime Shares and 0.75% of the average daily net assets of the Cash Reserve Prime Class B and Class C Shares. In addition, the Distributor receives a shareholder servicing fee, paid monthly, at an annual rate equal to 0.25% of the Cash Reserve Prime Class B and Class C Shares' average daily net assets and 0.07% of the Deutsche Bank Alex. Brown Cash Reserve Shares' (Prime Series, Treasury Series, Tax-Free Series) average daily net assets.

         As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Distributor received fees in the following amounts:

                       For the Fiscal Year Ended March 31,

---------------------------------- ---------------------------- ---------------------------- ----------------------------
               Fee                            2003*                        2002                         2001
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Prime Shares 12b-1 Fee                         $8,684,638       $12,224,901                        $13,758,408
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Treasury Shares 12b-1 Fee                      $1,410,236       $2,112,030                          $1,866,121
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Tax-Free Shares 12b-1 Fee                      $2,068,583       $3,290,322                          $3,823,650
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Prime Shares Shareholder Service               $2,420,265       $3,148,858                          $2,743,690
Fee
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Treasury Shares Shareholder                      $394,865       $548,128                              $373,224
Service Fee
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Tax-Free Shares Shareholder                      $579,202       $842,452                              $764,730
Service Fee
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Quality Cash Reserve Prime                       $130,536       $229,233                              $343,098
Shares 12b-1 Fee

---------------------------------- ---------------------------- ---------------------------- ----------------------------
Cash Reserve Prime Class A 12b-1                  $36,040       $29,144                                $37,092
Fee
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Cash Reserve Prime Class B 12b-1                 $129,794       $119,823                               $55,918
and Shareholder Servicing Fee
---------------------------------- ---------------------------- ---------------------------- ----------------------------
Cash Reserve Prime Class C 12b-1                   $5,409       $11,762                                $8,100
and Shareholder Servicing Fee
---------------------------------- ---------------------------- ---------------------------- ----------------------------

*For the period April 2002 - August 2002, ICC Distributors, Inc. received a portion of these fees.

         Pursuant to the Distribution Agreement, the Distributor may pay certain promotional and advertising expenses and, except in the case of the Institutional Shares, may compensate certain registered securities dealers and banks and other financial institutions for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and furnishing other shareholder services. Payments by the Distributor to certain registered securities dealers are paid by the Distributor out of fees received by the Distributor from the Fund. In addition, the Fund may enter into Shareholder Servicing Agreements pursuant to which the Advisor or its affiliates will provide compensation out of its own resources for ongoing shareholder services. Specifically, the Distributor may compensate certain registered securities dealers for opening accounts, processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund, and communicating with the Fund and its transfer agent on behalf of Fund shareholders. The Distributor may also enter into shareholder processing and servicing agreements (`Shareholder Servicing Agreements') with any securities dealer who is registered under the Securities Exchange Act of 1934 and is a member in good standing of the NASD and (except for the Quality Cash Reserve Prime Shares) with banks and other financial institutions who may wish to establish accounts or sub-accounts on behalf of their customers (collectively, such securities dealers, banks and financial institutions are referred to as `Shareholder Servicing Agents').

         The Distributor may make payments to Shareholder Servicing Agents out of its distribution fee, for processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with the Fund, its transfer agent and the Distributor. The fees payable to Shareholder Servicing Agents under Shareholder Servicing Agreements will be negotiated by the Distributor. The Distributor will report quarterly to the Fund's Board of Directors on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate will be based upon the Distributor's analysis of: (1) the nature, quality and scope of services being provided by the Shareholder Servicing Agent; (2) the costs incurred by the Shareholder Servicing Agent in connection with providing services to shareholders; (3) the amount of assets being invested in shares of the Fund; and (4) the contribution being made by the Shareholder Servicing Agent toward reducing the Fund's expense ratio. The provisions of the Distribution Agreement authorizing payments by the Distributor for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and payments by the Distributor and the Fund to Shareholder Servicing Agents may be deemed to constitute payments by the Fund to support distribution.

         Pursuant to Rule 12b-1 under the 1940 Act, investment companies may pay distribution expenses directly or indirectlyonly pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders. The Fund has adopted seven separate distribution plans: one for the Cash Reserve

Prime Class A Shares; one for the Cash Reserve Prime Class B Shares; one for the Cash Reserve Prime Class C Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Prime Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Treasury Shares; one for the Deutsche Bank Alex. Brown Cash Reserve Tax-Free Shares; and one for the Quality Cash Reserve Prime Shares (the `Plans'). Amounts allocated to Participating Dealers or Shareholder Servicing Agents may not exceed amounts payable to the Distributors under the Plans with respect to shares held by or on behalf of customers of such entities.

         The Plans will remain in effect from year to year, provided that each agreement and Plan is specifically approved at least annually by the Fund's Board of Directors and by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. In approving the Plans, the directors determined, in the exercise of their business judgment and in light of their fiduciary duties as directors of the Fund, that there was a reasonable likelihood that such Plans would benefit the Fund and its shareholders. Although it is a primary objective of each Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of each Plan will be achieved; however, based on the data and information presented to the Board of Directors by the Distributor, the Board of Directors determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

         Each  Plan  will  be  renewed  only  if the  directors  make a  similar determination  prior to each  renewal  term.  The  Plans may not be  amended  to increase the maximum amount of payments by the Distributor to Shareholder Servicing Agents without shareholder approval, and all material amendments to the provisions of the Distribution Agreement relating to the Plan must be approved by a vote of the Board of Directors and of the directors who have no direct or indirect interest in the Plan, cast in person at a meeting called for the purpose of such vote. When the Board of Directors of the Fund approved the Plans, the Board of Directors requested and evaluated such information as it deemed reasonably necessary to make an informed determination that the agreements and Plans should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Plans would benefit the Fund and its shareholders. During the continuance of the Plans, the Distributor will report in writing to the Fund's Board of Directors annually the amounts and purposes of such payments for services rendered to shareholders by securities dealers and financial institutions who have executed Shareholder Servicing Agreements.

         In addition, the Deutsche Bank Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series have each adopted a Shareholder Service Plan. Each plan compensates Shareholder Servicing Agents for services for which they are not otherwise being compensated under a dealer or Shareholder Servicing Agreement entered into pursuant to the Plan for the shares. These Shareholder Service Plans will continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Fund's Board of Directors.

Expenses

         ICCC and the Distributor furnish, without cost to the Fund, such personnel as are required for the proper conduct of the Fund's affairs and to carry out their obligations under the Distribution Agreement and the Advisory Agreements. The Advisor maintains, at its own expense and without cost to the Fund, trading functions in order to carry out its obligation to place orders for the purchase and sale of portfolio securities for the Prime, Treasury or Tax-Free Series, as appropriate. The Distributor bears the expenses of printing and distributing prospectuses (other than those prospectuses distributed to existing shareholders of the Fund) and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

         The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of the Distributor and ICCC; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any share transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders (prospectuses distributed to prospective shareholders are paid for by the Distributor); all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by the Distributor or ICCC.

         The address of Scudder Distributors, Inc. is 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

         Expenses which are attributable to any of the Fund's three Series are charged against the income of such Series in determining net income for dividend purposes. Expenses of the Fund which are not directly attributable to the operations of a particular Series are allocated among the Series based upon the relative net assets of each Series. Expenses attributable to a class of shares of a Series are allocated to that class.

                             PORTFOLIO TRANSACTIONS

         The Advisor is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and ask prices. The Fund may also purchase securities from underwriters at prices which include a commission paid by the issuer to the underwriter. During the fiscal years ended March 31, 2003, March 31, 2002 and March 31, 2001, the Fund incurred no brokerage commissions.

         The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. The Fund's fundamental policies require that investments mature within one year or less, and SEC rules require that the Fund maintain an average weighted portfolio maturity of 90 days or less. Both policies may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

         The Advisor's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, the Advisor may, at its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by the Advisor to be beneficial to the Fund's investment program. Certain research services furnished by dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the opinion that the material received is beneficial in supplementing its research and analysis, and, therefore, may benefit the Fund by improving the quality of its investment advice. The advisory fee paid by the Fund is not reduced because the Advisor receives such services. During the fiscal years ended March 31, 2003, March 31, 2002 and March 31, 2001, the Advisor directed no transactions to dealers and paid no related commissions because of research services provided to the Fund.

         The Fund is required to identify any securities of its `regular brokers or dealers' (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of March 31, 2003, the Fund held the following securities of its regular broker-dealers on behalf of the Prime Series.

------------------------------------------ --------------------------------------------- --------------------------------------
Issuer                                     Type of Security                              Dollar Amount of Securities
------------------------------------------ --------------------------------------------- --------------------------------------
Salomon Smith Barney                       Floating Rate Note - 1.30%                    $50,000,000

                                           Floating Rate Note - 1.491%                   $38,019,130
------------------------------------------ --------------------------------------------- --------------------------------------
Morgan Stanley Dean Witter & Co.           Commercial Paper - 1.30%                      $39,988,444

                                           Commercial Paper -- 1.30%                     $49,931,389

                                           Floating Rate Note - 1.48%                    $25,000,000

                                           Floating Rate Note - 1.48%                    $65,000,000
------------------------------------------ --------------------------------------------- --------------------------------------
Goldman Sachs Group, Inc.                  Commercial Paper -1.27%                       $24,365,168

                                           Commercial Paper -  1.29%                     $75,000,000

                                           Commercial Paper - 1.39%                      $50,000,000
------------------------------------------ --------------------------------------------- --------------------------------------

         The Advisor and its affiliates manage several other investment accounts, some of which may have objectives similar to that of the Fund. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Advisor. The Advisor may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the Fund's three Series will be made in the same way that such purchases are allocated among or combined with those of other such investment accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Portfolio securities will not be purchased from or sold to or through any `affiliated person' of the Advisor, as defined in the 1940 Act. In making decisions with respect to purchase of portfolio securities for the Fund, the Advisor will not take into consideration whether a dealer or other financial institution has executed a Shareholder Servicing Agreement with SDI.

         Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund's purchasing securities or instruments from or through, or selling securities or instruments to or through, any holder of 5% or more of the voting securities of any investment company managed or advised by the Advisor. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in such transactions with a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders are subject to quarterly review by the Fund's Board of Directors, including the Independent Directors. Additionally, such purchases and sales are subject to the following conditions:

(1) The Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transactions and the information or materials upon which the determinations to purchase or sell each security were made;

(2) Each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objectives; (ii) consistent with the interests of the Fund's shareholders; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time;

(3) The terms of each transaction will be reasonable and fair to the Fund's shareholders and will not involve overreaching on the part of any person; and

(4) Each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in Section 17(e)(2) of the 1940 Act.

                         SEMI-ANNUAL AND ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual and annual reports containing information about the Fund and its operations, including a schedule of investments held in the Fund's portfolios and its financial statements.

                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA, 02110 are the independent accountants to the Fund.

                                  LEGAL COUNSEL

         Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY, 10019 serves as counsel to the Fund.

                                 TRANSFER AGENT

         Scudder Investments Service Company (`SISC') serves as transfer agent of the Fund pursuant to a transfer agency agreement. SISC is headquartered at 222 South Riverside Plaza, Chicago, IL, 60606-5808. Prior to December 16, 2002, ICCC served as the Fund's transfer agent. Under its transfer agency agreement with the Fund, SISC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Fund. SISC is compensated by ICCC out of its administrative fee and may be reimbursed by the Fund for its out-of-pocket expenses.

         Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (`DST'), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund.


         As compensation for providing transfer agency services, the Fund pays SISC up to $32.64 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended March 31, 2003, transfer agent fees totaled $3,561,311 for the Prime Series, $395,759 for the Treasury Series and $303,858.00 for the Tax-Free Series.


                                    CUSTODIAN

              As of April 11, 2003, State Street Bank and Trust Company (`SSB'), One Heritage Drive - JPB/2N, North Quincy, MA 02171, serves as custodian for the Fund. Prior to April 11, 2003, Deutsche Bank Trust Company Americas (`DBT Co.'), an affiliate of the Fund's advisor, served as custodian. For the fiscal year ended March 31, 2003, DBT Co. was paid $651,846.24 as compensation for providing custody services to the Fund.


                               ACCOUNTING SERVICES


 During the year ended March 31, 2003, ICCC was the Fund's accounting agent. ICCC has reached an agreement with Scudder Fund Accounting Corporation (`SFAC'), an affiliate of the Advisor, to be responsible for determining the daily net asset value per share of each series of the Fund and shall prepare and maintain all accounts and records of each series of the Fund. SFAC is compensated by ICCC out of the accounting services fees it receives and may be reimbursed by the Fund for its out-of-pocket fees. SFAC is located at Two International Place, Boston, Massachusetts, 02110-4103. SFAC has retained SSB as a sub-agent that performs fund accounting and administration services under the fund accounting agreement and under the Master Services Agreement. The Administrative Services Appendix to the Master Services Agreement provides that the Administrator, in return for its fee, will (a) supervise and manage all aspects of the Fund's operations, other than portfolio management and distribution; (b) provide the Fund with such executive, administrative, clerical and bookkeeping services as are deemed advisable by the Fund's Board of Directors; (c) provide the Fund with, or obtain for it, adequate office space and all necessary office equipment and services including all items for any offices as are deemed advisable by the Fund's Board of Directors; (d) supervise the operations of the Fund's transfer and dividend disbursing agent; and (e) arrange, but not pay for, the periodic updating of prospectuses and supplements thereto, proxy material, tax returns, reports to the Fund's shareholders and reports to and filings with the SEC and State Blue Sky authorities. SSB is compensated by SFAC for accounting services performed.

         As compensation for providing accounting services to each Series of the Fund, ICCC receives an annual fee, calculated daily and paid monthly as shown below.

------------------------------------------------------------ ---------------------------------------------------------
                 Average Daily Net Assets                          Incremental Annual Accounting Fee Per Series
------------------------------------------------------------ ---------------------------------------------------------
                       $ 0 - $10,000,000                                        $13,000 (fixed fee)
------------------------------------------------------------ ---------------------------------------------------------
                 $10,000,000-$20,000,000                                              0.100%
------------------------------------------------------------ ---------------------------------------------------------
                 $20,000,000-$30,000,000                                              0.080%
------------------------------------------------------------ ---------------------------------------------------------
                 $30,000,000-$40,000,000                                              0.060%
------------------------------------------------------------ ---------------------------------------------------------
                 $40,000,000-$50,000,000                                              0.050%
------------------------------------------------------------ ---------------------------------------------------------
                 $50,000,000-$60,000,000                                              0.040%
------------------------------------------------------------ ---------------------------------------------------------
                 $60,000,000-$70,000,000                                              0.030%
------------------------------------------------------------ ---------------------------------------------------------
                $70,000,000-$100,000,000                                              0.020%
------------------------------------------------------------ ---------------------------------------------------------
               $100,000,000-$500,000,000                                              0.015%
------------------------------------------------------------ ---------------------------------------------------------
             $500,000,000-$1,000,000,000                                              0.005%
------------------------------------------------------------ ---------------------------------------------------------
                     over $1,000,000,000                                              0.001%
------------------------------------------------------------ ---------------------------------------------------------

         In addition, each Series, as appropriate, will reimburse ICCC for the following out-of-pocket expenses incurred in connection with ICCC's performance of accounting services for such Series: express delivery, independent pricing and storage.

         For the fiscal year ended March 31, 2003, ICCC received fees of $174,027.70 for providing accounting services to the Prime Series, $127,285.70 for providing accounting services to the Treasury Series and $140,697.36 for providing accounting services to the Tax-Free Series.

                         PRINCIPAL HOLDERS OF SECURITIES

         To  Fund   management's   knowledge,   the   following   persons  owned
beneficially or of record 5% or more of the outstanding shares of a class of the Fund, as of July 8, 2003.*

------------------------------------------- ---------------------- ---------------------- ----------------------------
Name and Address                            Owned of Record        Beneficially Owned     Percentage of Ownership
------------------------------------------- ---------------------- ---------------------- ----------------------------
Guaranteee & Trust Co TTEE FBO                                               Y            99.97% of Quality Cash
Steven R. Yett IRA                                                                        Reserve Prime Shares
DTD 4/13/92
2211 Arthur Street
Eugene OR 97405-1522
------------------------------------------- ---------------------- ---------------------- ----------------------------
Pershing LLC                                          Y                                   17.24% of Scudder Cash
PO Box 2052                                                                               Reserve Prime Class A
Jersey City, NJ 07303-2052                                                                Shares
------------------------------------------- ---------------------- ---------------------- ----------------------------
Edward D. Jones and CO F/A/O                                                 Y            7.67% of Scudder Cash
James A Davis & Janice Rae David                                                          Reserve Prime Class A
EDJ# 7420-09752-1-6                                                                       Shares
PO Box 2500
Maryland HTS, MO 63043-8500
------------------------------------------- ---------------------- ---------------------- ----------------------------
DBAB Cash Reserve Prime Fund                                                 Y            5.17% of Scudder Cash
Directors Deferred Comp                                                                   Reserve Prime Class A
FBO Eugene J Mcdonald                                                                     Shares
2 International Place
Boston, MA 02110-4104
------------------------------------------- ---------------------- ---------------------- ----------------------------
Pershing LLC                                          Y                                   22.64% of Scudder Cash
PO Box 2052                                                                               Reserve Prime Class B
Jersey City, NJ 07303-2052                                                                Shares
------------------------------------------- ---------------------- ---------------------- ----------------------------
Citigroup Global Markets Inc.                         Y                                   13.50% of Scudder Cash
333 West 34th St. - 3rd Floor                                                             Reserve Prime Class B
New York, NY 10001-2402                                                                   Shares
------------------------------------------- ---------------------- ---------------------- ----------------------------
NFSC FEBO # AFS-204803                                                       Y            8.32% of Scudder Cash
NFSC/FMTC IRA Rollover                                                                    Reserve Prime Class B
FBO Bernadette Neto                                                                       Shares
1226 SW Avens St.
Port Saint Lucie, FL 34983-2506
------------------------------------------- ---------------------- ---------------------- ----------------------------
First Clearing Corporation                                                   Y            5.71% of Scudder Cash
A/C 2194-1329                                                                             Reserve Prime Class B



                                       34

------------------------------------------- ---------------------- ---------------------- ----------------------------
Name and Address                            Owned of Record        Beneficially Owned     Percentage of Ownership
------------------------------------------- ---------------------- ---------------------- ----------------------------
Alan M Waller Jr. IRA                                                                     Shares
FCC as Custodian
1507 Old Orchard Lane
Ruxton, MD 21204-3654
------------------------------------------- ---------------------- ---------------------- ----------------------------
Citigroup Global Markets Inc.                         Y                                   32.45% of Scudder Cash
ATTN: Peter Booth 7th Floor                                                               Reserve Prime Class C
333 W 34th Street                                                                         Shares
New York, NY 10001-2402
------------------------------------------- ---------------------- ---------------------- ----------------------------
NFSC FEBO #STL-078743                                                        Y            25.87% of Scudder Cash
NFSC/FMTC IRA R/O                                                                         Reserve Prime Class C
FBO Walter H Pojman                                                                       Shares
539 Charles Lane
Lombard, IL 60148-2442
------------------------------------------- ---------------------- ---------------------- ----------------------------
Pershing LLC                                          Y                                   8.81% of Scudder Cash
P.O. Box 2052                                                                             Reserve Prime C Shares
Jersey City, NJ 07303-2052
------------------------------------------- ---------------------- ---------------------- ----------------------------
Resources Trust Co Cust                                                      Y            8.64% of Scudder Cash
FBO Wayne H Siegel                                                                        Reserve Prime C Shares
A/C K163300941
PO Box 5900
Denver, CO 80217-5900
------------------------------------------- ---------------------- ---------------------- ----------------------------

         As of July 8, 2003 the directors and officers of the Fund as a group owned 2.43% of the Cash Reserve Prime Class A Shares. This amount includes share equivalents of the Cash Reserve Prime Class A Shares in which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

                                  CURRENT YIELD

         Set forth below are the current, effective and taxable-equivalent yields, as applicable, for each class or series of the Fund's shares for the seven-day period ended March 31, 2003.

             Series or class                   Current Yield         Effective Yield          Tax        Taxable-Equivalent
                                                                                           Equivalent        Yield*
                                                                                         Current Yield*
Cash Reserve Prime Shares                          0.65%                 0.65%                N/A              N/A
Prime Institutional Shares                         1.03%                 1.04%                N/A              N/A
Quality Cash Reserve Prime Shares                  0.47%                 0.47%                N/A              N/A
Cash Reserve Prime Class A Shares                  0.70%                 0.70%                N/A              N/A
Cash Reserve Prime Class B Shares                  0.10%                 0.10%                N/A              N/A
Cash Reserve Prime Class C Shares                  0.10%                 0.10%                N/A              N/A
Cash Reserve Treasury Shares                       0.66%                 0.66%                N/A              N/A
Treasury Institutional Shares                      0.98%                 0.99%                N/A              N/A
Cash Reserve Tax-Free Shares                       0.46%                 0.46%               0.75%            0.75%
Tax-Free Institutional Shares                      0.84%                 0.84%               1.37%            1.37%

           -----
           * Assumes a tax rate of 38.6%.

         The yield for each Series of the Fund can be obtained by calling your Participating Dealer or Shareholder Servicing Agent. Quotations of yield on each Series of the Fund may also appear from time to time in the financial press and in advertisements.

         The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for each Series or class will be computed by assuming that an account was established with a single share of a Series (the `Single Share Account') on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Fund may also furnish a quotation of effective yield for each Series or class that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

         In addition, the Fund may furnish a quotation of the Tax-Free Series' taxable-equivalent yield, which will be computed by dividing the tax-exempt portion of such Series' effective yield for a stated consecutive seven day period by one minus the investor's stated income tax rate and adding the product to the portion of the yield for the same consecutive seven day period that is not tax-exempt. The resulting yield is what the investor would need to earn from a taxable investment in order to realize an after-tax benefit equal to the tax-free yield provided by the Tax-Free Series.

         Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in each of the Fund's Series and each Series' or class' operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the portfolio of a Series. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for any Series of the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, and
(c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors.

                              FINANCIAL STATEMENTS

         The financial statements for the Fund for the fiscal year ended March 31, 2003 are incorporated herein by reference to the Fund's Annual Report, which has been filed with the SEC, dated March 31, 2003.

                             ADDITIONAL INFORMATION

Internet Access




Other Information

The CUSIP numbers for each class of the Fund are:

Cash Reserve Fund                           Class A Shares: 251521209

                                            Class B Shares:251521308

                                            Class C Shares:251521100

                                            Prime Shares:    014471106

                                            Treasury Shares: 014471205

                                            Tax-Free Shares: 014470801

                                            Quality Shares:    014470884

                                            Prime Inst. Shares: 014470405

                                            Treasury Inst. Shares: 014470504

                                            Tax Free Inst. Shares: 014470868

The Cash Reserve Fund has a fiscal year ending March 31st.

The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby.

The Fund has filed with the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, a Registration Statement under the 1933 Act with respect to the securities of the Fund. If further information is desired with respect to the Fund reference is made to the Registration Statement and the exhibits filed as a part thereof. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                                   APPENDIX A
Description of Securities Ratings

Corporate Bond Ratings

Description of S&P's Corporate Bond Ratings:

o AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

o AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

o Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's Corporate Bond Ratings:

o Aaa - Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt-edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o        Aa - Bonds rated Aa are judged to be of high quality by all  standards.
         Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present making the long-term risks appear somewhat larger than in Aaa securities.

o Numerical Modifiers (1, 2, 3) - Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch's Corporate Bond Ratings:

o AAA - Bonds rated AAA have the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is unlikely to be adversely affected by foreseeable events.

o AA - Bonds rated AA have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

Municipal Bond Ratings

Description of S&P's Municipal Bond Ratings:

o AAA - An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

o        AA  -  An  obligation   rated  'AA'  differs  from  the   highest-rated
         obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

o Plus (+) or Minus (-) - S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

o Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

o        Aa--Bonds  rated Aa are judged to be of high quality by all  standards.
         Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

o Numerical Modifiers (1, 2, 3) - Moody's may apply the numerical modifier in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating classification; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating classification.

Municipal Note Ratings

Description of S&P's Municipal Note Ratings:

         Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.

o SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

o SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Description of Moody's Municipal Note Ratings:

o MIG-1/VMIG-1 - The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

o MIG-2/VMIG-2 - High quality, with ample margins of protection, although not as large as the preceding group.

Short-Term Ratings

Description of S&P Short-Term Ratings:

o A-1 - The highest ratings category by Standard & Poor's. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

o A-2 - Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Description of Moody's Short-Term Ratings:

o Prime-1 - Have a superior ability for repayment of senior short-term debt obligations.

o Prime-2 - Have a strong ability for repayment of senior short-term debt obligations.

Description of Fitch's Short-Term Ratings:

o F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments. The Plus (+) denotes exceptionally strong credit quality.

o F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.



Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

o BB--While not investment grade, the `BB' rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

o B--Issues rated `B' show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

o CCC--Issues rated `CCC' clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

o CC--'CC' is applied to issues that are subordinate to other obligations rated `CCC' and are afforded less protection in the event of bankruptcy or reorganization.

o D--Default These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation `local currency'.

o Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.